Notes Payable - Schedule of Notes Payable (Details) (USD $)	Jun. 30, 2013	Mar. 17, 2013	Feb. 19, 2013	Jan. 16, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 20, 2011
Notes payable total	$ 214,948	$ 60,000	$ 25,000	$ 75,000	$ 144,948	$ 43,828	$ 100,000
Less current portion	214,948				144,948	43,828
Notes payable non-current	0				0	0
12% Notes Payable Entered In August 2011 [Member]
Notes payable total	14,948				14,948
12% Notes Payable Entered In August 2011 [Member]
Notes payable total						14,948
8% Notes Payable Entered In November 2011 [Member]
Notes payable total	20,000				20,000	20,000
8% Notes Payable Entered In January 2012 [Member]
Notes payable total	10,000				10,000
10% Secured Notes Payable Entered In December 2011 [Member]
Notes payable total	100,000				100,000	8,880
10% Secured Notes Payable To Individual [Member]
Notes payable total	$ 70,000